TREASURY SHARES (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Nov. 30, 2020	Jun. 30, 2021	May 31, 2021	Feb. 28, 2021
Equity, Class of Treasury Stock [Line Items]
Shares repurchased		827,344
Aggregate cost		$ 7.3
Total aggregate amount		3,283,240
Maximum
Equity, Class of Treasury Stock [Line Items]
Amount to be paid per share	$ 10.00		$ 14.00	$ 12.00
Minimum
Equity, Class of Treasury Stock [Line Items]
Amount to be paid per share			$ 12.00	$ 10.00
Share Buy-Back
Equity, Class of Treasury Stock [Line Items]
Stock issued	4,110,584